MARKETABLE SECURITIES - Additional Information - (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Number of shares held	89,240
NGE
MARKETABLE SECURITIES
Number of shares held	89,240	89,240
Number of warrants held	0	50,000